DUE TO RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Salary compensation	$ 2,500,000
Related Party [Member]
Related Party Transaction [Line Items]
Advances related party	$ 2,834,323	$ 6,489,050	$ 32,720	$ 12,497